Finance Lease	12 Months Ended
Dec. 31, 2018
Finance Lease [Abstract]
FINANCE LEASE

15. FINANCE LEASE

On May 14, 2018, the Group leased a vehicle for its operation with a lease term of 54 months, and the lease was classified as a finance lease. The following lists the components of the net present value of capital leases obligation:

December 31, 2018

Gross capital lease obligation	$210,891
Less: Discount on capital lease obligation	23,141
187,750
Less: Current portion of capital lease obligation	43,877
Net present value of capital lease obligation, net of current portion	$143,873

The present value of the net minimum payments on capital lease as of December 31, 2018 is as follows:

	2019	2020	2021	2022	Total
Minimum lease payments	$53,844	$53,845	$53,845	$49,357	$210,891
Less: Amortization of discount	9,967	7,290	4,449	1,435	23,141
Capital lease obligation	$43,877	$46,555	$49,396	$47,922	$187,750